UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08342

Strategic Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Strategic Income Portfolio                                                                                                              as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 65.1%

Security		Principal	U.S. $ Value
Brazil — 0.7%
Federal Republic of Brazil, 10.00%, 1/1/14	BRL	10,152,000	$4,251,991
Total Brazil (identified cost $3,841,777)			$4,251,991
Chile — 0.5%
JP Morgan Chilean Inflation Linked Note, 7.43%, 11/17/15 (2)		$3,000,000	$3,122,071
Total Chile (identified cost $3,000,000)			$3,122,071
Colombia — 1.0%
Republic of Colombia, 11.75%, 3/1/10	COP	13,690,000,000	$6,471,012
Total Colombia (identified cost $6,421,704)			$6,471,012
Egypt — 7.2%
Egyptian Treasury Bill, 0.00%, 2/6/07	EGP	2,150,000	$377,199
Egyptian Treasury Bill, 0.00%, 2/6/07	EGP	31,475,000	5,522,020
Egyptian Treasury Bill, 0.00%, 2/13/07	EGP	21,450,000	3,756,536
Egyptian Treasury Bill, 0.00%, 3/13/07	EGP	13,200,000	2,295,345
Egyptian Treasury Bill, 0.00%, 4/3/07	EGP	64,650,000	11,182,396
Egyptian Treasury Bill, 0.00%, 4/10/07 (1)	EGP	16,600,000	2,866,203
Egyptian Treasury Bill, 0.00%, 5/8/07	EGP	32,725,000	5,610,554
Egyptian Treasury Bill, 0.00%, 5/15/07	EGP	35,600,000	6,092,493
Egyptian Treasury Bill, 0.00%, 11/13/07	EGP	21,000,000	3,427,715
Egyptian Treasury Bill, 0.00%, 2/27/07	EGP	15,410,000	2,689,176
Total Egypt (identified cost $43,614,159)			$43,819,637
Indonesia — 3.1%
APP Finance VI, 0.00%, 11/18/12 (3)(4)(5)		$4,000,000	$40,000
APP Finance VII, 3.50%, 4/30/24 (3)(4)(5)		2,000,000	25,000
Indonesia Recapital, 14.00%, 6/15/09 (1)	IDR	76,000,000,000	9,416,484
Republic of Indonesia, 12.00%, 9/15/11 (1)	IDR	80,000,000,000	9,692,304
Total Indonesia (identified cost $21,618,744)			$19,173,788
Kazakhstan — 1.0%
Kazakhstan Treasury Notes, 0.00%, 2/16/07	KZT	753,000,000	$5,961,651
Total Kazakhstan (identified cost $5,952,132)			$5,961,651

United States — 51.6%
Corporate Bonds & Notes — 0.3%
Baltimore Gas and Electric, 6.73%, 6/12/12	$400,000	$418,863
Eaton Corp., 8.875%, 6/15/19	500,000	627,414
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,096,501
Total Corporate Bonds & Notes (identified cost, $1,937,200)		$2,142,778
Collateralized Mortgage Obligations — 6.6%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	$942,985	$967,454
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	804,600	822,357
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	3,196,656	3,269,670
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	682,234	698,122
Federal National Mortgage Association, Series 1992-180, Class F, 6.494%, 10/25/22 (6)	3,228,383	3,307,982
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,016,213	1,037,213
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	2,381,791	2,465,062
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	3,215,935	3,374,586
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	2,204,549	2,278,698
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	4,024,826	4,036,354
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	2,855,579	2,958,826
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,855,254	1,981,400
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	722,729	751,295
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	2,303,254	2,432,784
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	500,515	520,402
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	3,438,928	3,540,692
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	776,716	791,102
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,020,625
Total Collateralized Mortgage Obligations (identified cost, $41,464,812)		$40,254,624

Mortgage Pass-Throughs — 44.4%
Federal Home Loan Mortgage Corp.:
5.778% with maturity at 2023 (7)	$1,689,932	$1,703,890
6.00% with maturity at 2024	7,168,426	7,255,816
6.50% with various maturities to 2024	8,711,345	8,933,297
7.00% with various maturities to 2024	3,326,763	3,481,899
7.31% with maturity at 2026	677,428	703,037
7.50% with various maturities to 2027	9,702,631	10,281,710
7.95% with maturity at 2022	909,211	978,251
8.00% with various maturities to 2021	928,784	976,910
8.15% with maturity at 2021	663,510	666,581
8.30% with maturity at 2021	476,335	505,159
8.47% with maturity at 2018	465,514	503,923
8.50% with various maturities to 2028	3,049,034	3,295,544
9.00% with various maturities to 2027	1,841,225	2,000,200
9.25% with various maturities to 2016	179,231	182,499
9.50% with various maturities to 2027	659,453	736,749
9.75% with various maturities to 2020	56,677	59,728
10.00% with maturity at 2020	1,503,636	1,637,615
10.50% with maturity at 2021	1,057,757	1,198,638
11.00% with maturity at 2016	1,649,524	1,856,739
13.25% with maturity at 2013	3,876	4,304
		$46,962,489
Federal National Mortgage Association:
5.527% with various maturities to 2033 (7)	$41,361,037	$41,394,880
5.595% with maturity at 2035 (7)	12,023,498	12,034,223
5.596% with maturity at 2022 (7)	4,766,751	4,769,187
5.632% with various maturities to 2035 (7)	85,282,105	85,352,321
5.782% with maturity at 2025 (7)	3,047,267	3,059,017
5.982% with maturity at 2024 (7)	2,668,783	2,690,392
6.061% with maturity at 2023 (7)	658,561	668,339
6.395% with maturity at 2032 (7)	8,973,090	9,124,412
6.50% with various maturities to 2028	6,914,518	7,087,877
7.00% with various maturities to 2024	1,511,339	1,567,956
7.011% with maturity at 2028 (7)	722,206	738,059
7.059% with maturity at 2025 (7)	1,196,537	1,217,833
7.50% with various maturities to 2027	10,558,855	11,046,875
8.00% with various maturities to 2028	16,608,656	17,645,817
8.50% with various maturities to 2026	287,987	301,707
8.944% with maturity at 2010 (10)	139,680	143,699
9.00% with various maturities to 2024	1,102,442	1,169,605
9.013% with maturity at 2028 (10)	1,885,448	2,066,312
9.50% with various maturities to 2030	2,544,112	2,804,961
10.938% with maturity at 2027 (10)	1,917,345	2,184,132
		$207,067,604

Government National Mortgage Association:
5.125% with maturity at 2024 (7)	$1,296,931	$1,315,459
7.00% with various maturities to 2025	3,863,449	4,031,878
7.50% with various maturities to 2028	3,965,137	4,181,405
7.75% with maturity at 2019	47,195	50,429
8.00% with various maturities to 2023	1,597,441	1,716,393
8.30% with various maturities to 2020	402,647	431,111
8.50% with various maturities to 2021	302,527	327,062
9.00% with various maturities to 2025	1,176,731	1,295,329
9.50% with various maturities to 2026 (8)	3,548,554	3,986,349
		$17,335,415
Total Mortgage Pass-Throughs (identified cost, $273,318,239)		$271,365,508
U.S. Treasury Obligations — 0.3%
United States Treasury Bond, 7.875%, 2/15/21 (identified cost, $1,810,484)	1,500,000	1,931,368
Total United States (identified cost $318,530,735)		$315,694,278
Total Bonds & Notes (identified cost, $402,979,251)		$398,494,428

Common Stocks — 0.2%

Security	Shares	Value
China — 0.2%
Commercial Banks — 0.2%
Industrial and Commercial Bank of China (3)	2,191,752	$1,271,427
		$1,271,427
Total China (identified cost $873,015)		$1,271,427
Indonesia — 0.0%
Business Services — 0.0%
APP China (3)	8,155	$326,200
		$326,200
Total Indonesia (identified cost $1,522,635)		$326,200
Total Common Stocks (identified cost $2,395,650)		$1,597,627

Short-Term Investments — 34.8%

Description	Interest/Principal (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (9)	$211,525	$211,524,779
Investors Bank and Trust Company Time Deposit, 5.28%, 2/1/07	1,220	1,220,000
Total Short-Term Investments (at amortized cost, $212,744,779)		$212,744,779

Call Options Purchased — 0.5%

Contracts	Security	Value
800,000 EUR	Euro Call Option, Expires 1/8/2009, Strike Price 1.3270 (1)	$35,573
800,000 EUR	Euro Call Option, Expires 10/02/2008, Strike Price 1.2738 (1)	54,410
800,000 EUR	Euro Call Option, Expires 10/10/2008, Strike Price 1.2950 (1)	44,990
800,000 EUR	Euro Call Option, Expires 10/16/2008, Strike Price 1.2990 (1)	43,499
800,000 EUR	Euro Call Option, Expires 10/30/2008, Strike Price 1.3155 (1)	37,414
800,000 EUR	Euro Call Option, Expires 11/13/2008, Strike Price 1.3195 (1)	36,407
800,000 EUR	Euro Call Option, Expires 11/26/2008, Strike Price 1.3540 (1)	25,688
800,000 EUR	Euro Call Option, Expires 12/11/2008, Strike Price 1.3506 (1)	27,091
37,083,000	Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	1,361,031
32,000	Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	950,002
Total Call Options Purchased (at identified cost, $972,965)		$2,616,105

Put Options Purchased — 0.0%

Contracts	Security	Value
800,000 EUR	Euro Put Option, Expires 1/08/2009, Strike Price 1.3270 (1)	$35,120
800,000 EUR	Euro Put Option, Expires 10/02/2008, Strike Price 1.2738 (1)	17,094
800,000 EUR	Euro Put Option, Expires 10/10/2008, Strike Price 1.2950 (1)	23,032
800,000 EUR	Euro Put Option, Expires 10/16/2008, Strike Price 1.2990 (1)	24,349
800,000 EUR	Euro Put Option, Expires 10/30/2008, Strike Price 1.3155 (1)	30,021
800,000 EUR	Euro Put Option, Expires 11/13/2008, Strike Price 1.3195 (1)	31,639
800,000 EUR	Euro Put Option, Expires 11/26/2008, Strike Price 1.3540 (1)	45,659
800,000 EUR	Euro Put Option, Expires 12/11/2008, Strike Price 1.3506 (1)	44,295
Total Put Options Purchased (at identified cost, $331,493)		$251,209
Total Investments — 100.6% (identified cost $619,424,138)		$615,704,148
Other Assets, Less Liabilities — (0.6)%		$(3,900,483)
Net Assets — 100.0%		$611,803,665

BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstan Tenge

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security pays 3.8% coupon and accrues principle based on annual increases in the Chilean UF Rate, for an effective yield of 7.43%.
(3)	Non-income producing security.
(4)	Convertible bond.
(5)	Defaulted security.
(6)	Floating-Rate.
(7)	Adjustable rate securities. Rates shown are the rates at period end.
(8)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(9)

Affiliated investment investing in high quality, U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

(10)	Weighted average coupon that resets monthly.

See notes to financial statements.

A summary of financial instruments at January 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
02/02/07	Brazilian Real 12,800,000	United States Dollar 6,024,380	$1,559
02/02/07	Mexican Peso 63,280	United States Dollar 5,736	5
			$1,564

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
02/09/07	Australian Dollar 11,900,000	New Zealand Dollar 13,540,296	$(86,410)
02/02/07	Brazilian Real 12,800,000	United States Dollar 5,933,893	88,928
04/03/07	Brazilian Real 7,990,500	United States Dollar 3,727,782	(116)
02/05/07	Euro 15,294,567	Romanian Leu 52,000,000	22,587
02/28/07	Euro 3,766,990	Hungarian Forint 970,000,000	(17,210)
02/08/07	Icelandic Kroner 773,754,000	Euro 8,326,202	464,210
02/22/07	Icelandic Kroner 324,000,000	Euro 3,542,920	100,507
02/28/07	Icelandic Kroner 812,296,000	Euro 9,050,652	11,123
02/09/07	Indian Rupee 1,281,000,000	United States Dollar 28,780,049	205,868
02/09/07	Indonesian Rupiah 75,000,000,000	United States Dollar 8,245,383	(7,019)
02/28/07	Kazakjstan Tenge 354,300,000	United States Dollar 2,817,495	(4,011)
08/03/07	Kazakjstan Tenge 163,000,000	United States Dollar 1,376,689	(76,747)
02/09/07	Malaysian Ringgit 173,600,000	United States Dollar 49,523,714	78,817
02/06/07	Mexican Peso 55,000,000	United States Dollar 5,002,956	(22,480)
02/12/07	Mexican Peso 86,070,000	United States Dollar 7,805,387	(13,904)

02/22/07	Mexican Peso 62,200,000	United States Dollar 5,685,921	$(58,290)
02/08/07	Philippines Peso 1,467,000,000	United States Dollar 30,152,882	(149,792)
02/28/07	Polish Zloty 28,550,000	Euro 7,256,230	49,549
02/15/07	Romanian Leu 24,100,000	Euro 7,064,548	13,676
02/19/07	Romanian Leu 17,695,000	Euro 5,220,072	(35,481)
02/20/07	Romanian Leu 27,425,000	Euro 8,092,835	(58,096)
06/20/07	Romanian Leu 35,652,000	Euro 10,307,025	37,295
02/22/07	Romanian Leu 52,000,000	Euro 15,317,996	(78,461)
02/09/07	Serbian Dinar 291,750,000	Euro 3,704,762	(16,086)
02/26/07	Serbian Dinar 186,500,000	Euro 2,364,621	(20,914)
02/28/07	Serbian Dinar 433,000,000	Euro 5,503,444	(70,256)
04/02/07	Serbian Dinar 136,204,000	Euro 1,713,689	(18,754)
04/30/07	Serbian Dinar 295,250,000	Euro 3,716,174	(43,818)
02/09/07	Singapore Dollar 12,300,000	United States Dollar 8,002,602	5,119
02/05/07	Turkish Lira 7,665,868	United States Dollar 5,348,778	74,349
02/14/07	Turkish Lira 9,500,000	United States Dollar 6,619,659	82,128
02/28/07	Turkish Lira 11,661,000	United States Dollar 8,072,847	108,318
			$564,629

Futures Contracts

					Net Unrealized
Expiration					Appreciation
Date(s)	Contracts	Position	Cost	Value	(Depreciation)
03/07	1173 US Treasury Note	Long	$127,724,525	$125,217,750	$(2,506,775)
03/07	80 Nikkei 225	Long	6,552,340	6,972,000	419,660
03/07	60 Japan 10 Year Bond	Short	(66,839,798)	(66,706,349)	(133,449)
03/07	165 FTSE/JSE Top 40	Short	(5,382,005)	(5,238,828)	(143,177)
					$(2,363,741)

Descriptions of the underlying instruments to Futures Contracts:

US Treasury Note: United States Treasury bond having a maturity of 6½ years or more but less than 10 years. Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Top 40: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Interest Rate Swaps

At January 31, 2007, the Portfolio had entered into an interest rate swap with JPMorgan Chase Bank N.A. whereby the Portfolio makes a payment every 28 days at a rate equal to the MXN-TIIE-BANXICO on the notional amount of 112,000,000 MXN. In exchange, the Portfolio receives payments every 28 days at a fixed rate equal to 8.40% on the same notional amount. The effective date of the interest rate swap is January 31, 2007. The value of the contract, which terminates January 18, 2017, is recorded as a receivable for open swap contracts of $75,767 at January 31, 2007.

At January 31, 2007, the Portfolio had entered into an interest rate swap with JPMorgan Chase Bank N.A. whereby the Portfolio makes a payment every 28 days at a rate equal to the MXN-TIIE-BANXICO on the notional amount of 300,000,000 MXN. In exchange, the Portfolio receives payments every 28 days at a fixed rate equal to 7.62% on the same notional amount. The effective date of the interest rate swap is October 13, 2006. The value of the contract, which terminates March 7, 2007, is recorded as a payable for open swap contracts of $20,382 at January 31, 2007.

At January 31, 2007, the Portfolio had entered into an interest rate swap agreement with JPMorgan Chase Bank dated 12/13/2006 whereby the Portfolio will accrue interest payable at a floating rate that resets daily equal to the Brazilian Interbank Deposit Rate on the notional amount of 21,067,410 BRL, which accretes daily to a notional amount of 38,500,000 BRL at maturity date. In exchange, the Portfolio will accrue interest receivable at a fixed rate of 12.73% on the same notional amount. On maturity date, the Portfolio will make or receive a payment equal to the net of the accrued interest payable or receivable. The value of the contract, which matures on January 2, 2012 is recorded as a net receivable for open swap contracts of $172,267 at January 31, 2007.

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
4,000,000 USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(223,308)
10,000,000 USD	4/1/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	(603,924)
5,000,000 USD	6/20/2011	Agreement with JP Morgan Chase Bank dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to JP Morgan Chase Bank.	(150,521)
5,000,000 USD	9/20/2011	Agreement with JP Morgan Chase Bank dated 7/21/2006 to pay 2.09% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Indonesia, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to JP Morgan Chase Bank	(190,994)

5,000,000 USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	$(527,758)
3,000,000 USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(145,286)
50,000,000 USD	6/20/2015	Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(547,018)
30,000,000 USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(102,555)

6,000,000 USD	1/20/2011	Agreement with Barclays Bank, PLC dated 1/18/2006 to pay 0.75% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Arab Republic of Egypt, Barclays Bank, PLC agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Arab Republic of Egypt to Barclays Bank, PLC.	$(15,829)
20,000,000 USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	(58,813)
5,000,000 USD	6/20/2011	Agreement with Credit Suisse First Boston dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Credit Suisse First Boston.	(150,521)
5,000,000 USD	7/20/2011	Agreement with Credit Suisse First Boston dated 7/18/2006 to pay 2.87% per year times the notional amount. In exchange for that periodic payment, upon default event Turkey, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey Credit Suisse First Boston.	(260,491)

5,000,000 USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Citigroup Global Markets, Inc.	$(150,521)
10,000,000 USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 5/16/2006 to pay 1.73% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Indonesia, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to Citigroup Global Markets, Inc.	(244,065)
7,000,000 USD	5/20/2011	Agreement with HSBC Bank USA dated 5/5/2006 to pay 1.30% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Serbia, HSBC Bank USA agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Serbia to HSBC Bank USA.	(10,970)
18,200,000 USD	12/20/2016	Agreement with Credit Suisse First Boston dated 10/19/2006 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Italy, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Italy to Credit Suisse First Boston.	(52,760)

15,000,000 USD	12/20/2016	Agreement with Lehman Brothers Inc., dated 12/1/2006 to pay 2.36% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Venezuela, Lehman Brothers Inc., agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Venezuela to Lehman Brothers Inc.	$168,919
7,500,000 USD	12/20/2016	Agreement with Lehman Brothers Inc., dated 12/11/2006 to pay 2.22% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Venezuela, Lehman Brothers Inc., agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Venezuela to Lehman Brothers Inc.	155,284

At January 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$621,865,496
Gross unrealized appreciation	$3,699,674
Gross unrealized depreciation	(9,870,541)
Net unrealized depreciation	$(6,170,867)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at January 31, 2007 on a federal income tax basis was ($4,745,914).

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Income Portfolio

By:	/s/ Mark S. Venzia
Mark. S. Venezia
President

Date:	March 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venzia
Mark. S. Venezia
President

Date:	March 24, 2007

By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	March 24, 2007